Note 12 - Restatement of Previously Issued Financial Statements (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Restatement Adjustment [Member]
Share-based Compensation				$ (179,058)
Share-based Compensation	$ 239,865	$ 81,077	$ 478,629	$ 85,168